Basic and Diluted Net Loss Per Share (Details) - Schedule of diluted loss per share attributable to ordinary shareholders - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Ordinary Shares [Abstract]
Ordinary share options	2,487,447	1,995,749	1,583,210
Warrants	413,263	218,521	867,040
Total	2,900,710	2,214,270	2,450,250